Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Cash and Cash Equivalents [Line Items]
Cash on hand
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	21,121,206		60,957,156
Total cash and cash equivalent balances	21,121,206	$ 3,020,292	60,957,156	$ 8,351,095	¥ 78,790,697	¥ 26,801,767
Financial institutions in Chinese mainland [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	7,465,081		2,946,072
Financial institutions in Chinese mainland [Member] | Denominated in the US [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	666		909
Financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	7,464,415		2,945,163
Financial institutions in Hong Kong [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	13,653,320		57,981,787
Financial institutions in Hong Kong [Member] | Denominated in the US [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	12,186,911		57,595,332
Financial institutions in Hong Kong [Member] | Denominated in the RMB [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	1,508		1,549
Financial institutions in Hong Kong [Member] | Denominated in the HK [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	1,464,901		384,906
Financial institutions in the United States [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	85		24,123
Financial institutions in the United States [Member] | Denominated in the US [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	85		24,123
Online and mobile financial institutions in Chinese mainland [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	2,720		5,174
Online and mobile financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	1,085		4,428
Online and mobile financial institutions in Hong Kong [Member] | Denominated in the HK [Member]
Financial institutions in Chinese mainland
Total cash and cash equivalent balances held at financial institutions	¥ 1,635		¥ 746